Income Taxes - Schedule of Income Tax (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income Taxes
Net loss before recovery of income taxes	$ (4,944,221)	$ (5,789,662)
Expected income tax (recovery) expense	(1,334,940)	(1,563,209)
Differences in foreign tax rates	(38,360)	(52,740)
Tax rate changes and other adjustments		7,240
Share-based compensation and non-deductible expenses	1,300	16,982
Share issuance cost booked directly to equity		(31,736)
Change in deferred tax assets not recognized	1,372,000	1,623,463
Income tax (recovery) expense